[LETTERHEAD]
February 12, 2009
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Transamerica Series Trust (the “Trust”)
(1933 Act File No.: 033-00507) (1940 Act File No.: 811-04556)
Ladies and Gentlemen:
We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing. No fees are required in connection with this filing.
The Amendment is being filed for the purpose of adding two new series to the Trust designated as Transamerica BlackRock Dynamic Allocation VP and Transamerica BlackRock Global Allocation VP.
Please direct any comments or questions on this filing to the undersigned at (727) 299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

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